Oil and Gas Properties - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($) cashGeneratingUnit
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units without indicators of impairment | cashGeneratingUnit	3
Number of cash generating units | cashGeneratingUnit	5
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)	$ 148,000
Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)	0
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)	$ 148,000
Oil and gas assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	12.00%
Oil and gas assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	14.00%
Accumulated depreciation | Oil and gas assets | Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)	$ 148,000
Accumulated depreciation | Oil and gas assets | Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)	$ 0